Consolidated Balance Sheets - USD ($) $ in Thousands		May 31, 2025	May 31, 2024
Current assets:
Cash and cash equivalents		$ 2,727	$ 190
Accounts receivable, net		1,624	1,686
Inventories		268	291
Deposits, prepayments and other receivables		132	311
Total current assets		4,751	2,478
Non-current assets:
Property and equipment, net		703	921
Right-of-use assets		1,041	1,056
Total non-current assets		1,744	1,977
TOTAL ASSETS		6,495	4,455
Current liabilities:
Accounts payable and accrued liabilities		1,173	965
Amounts due to related parties	[1]	3	1,316
Bank borrowings		236	606
Lease liabilities		73	111
Income tax payable		9	9
Total current liabilities		1,494	3,007
Long-term liabilities:
Lease liabilities		1,041	1,064
Total long-term liabilities		1,041	1,064
TOTAL LIABILITIES		2,535	4,071
Shareholders’ equity
Ordinary Shares, par value US$0.0005, 1,000,000,000 Ordinary Shares authorized, 19,787,500 Ordinary Shares issued and 19,254,471 outstanding as of May 31, 2025; 18,037,500 Ordinary Shares issued and outstanding as of May 31, 2024		10	9
Additional paid-in capital		8,200	1,503
Treasury shares, at cost: 533,029 and nil shares, respectively		(571)
Capital reserves		2	2
Accumulated deficit		(3,627)	(907)
Accumulated other comprehensive loss		(54)	(223)
Total shareholders’ equity		3,960	384
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 6,495	$ 4,455

[1]	The amounts are unsecured, interest-free and non-repayable on demand.